Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table reports (i) the “total compensation” of our chief executive officer, or our Principal Executive Officer, or PEO, and our other named executive officers, or Other NEOs, as set forth above under “Executive Compensation—Summary Compensation Table” or the SCT Amounts, (ii) the “compensation actually paid”, or CAP Amounts, to our PEO and Other NEOs as calculated pursuant to the SEC’s pay-versus performance rules, (iii) certain financial and other performance measures and (iv) the relationship of the CAP Amounts to those financial performance measurers.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance. The CAP Amounts included in the table below reflect a new measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the SCT Amounts have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the applicable executive. For discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please see the “Compensation Discussion and Analysis” section of this proxy statement beginning on page 26.

					Value of Initial Fixed $100 Based On
Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Other NEOs (1) (d)	Average Compensation Actually Paid to Other NEOs (2) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (3) (g)	Net Loss (000's) (h)	Company Selected Measure Product Revenue, Net (000's) (i)
2024	$10,957,451	$(1,089,135)	$4,050,994	$194,303	$104.21	$118.19	(197,878)	709,954
2023	$10,373,049	$14,347,166	$4,191,957	$5,339,504	$195.49	$118.87	(528,628)	366,281
2022	$9,203,556	$14,633,603	$2,832,119	$4,897,510	$168.88	$113.65	(652,172)	65,092
2021	$9,122,039	$723,966	$2,745,212	(28,840)	$154.41	$126.45	(746,354)	15,147
2020	$9,275,425	$18,874,181	$3,081,598	$6,876,239	$186.81	$126.42	(344,874)	—
(1)
Our PEO and Other NEOs for each of these fiscal years are shown below.

Fiscal Year	PEO	Other NEOs
2024	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend
2023	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend
2022	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend
2021	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend
2020	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend

(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2024		2023		2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs			PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$10,957,451	$4,050,994	$10,373,049	$4,191,957	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(9,567,600)	$(3,207,909)	$(8,936,692)	$(3,357,184)	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$4,362,835	$1,462,809	$10,274,384	$3,903,250	$12,561,312	$3,928,114	$5,705,790	$1,711,737	$9,954,808	$3,547,574
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(6,229,226)	$(1,953,092)	$1,685,651	$392,585	$671,612	$188,083	$(2,283,268)	$(843,118)	$7,521,274	$2,691,348
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(612,595)	$(158,500)	$950,774	$208,895	$202,065	$85,958	$(3,668,095)	$(1,502,640)	$349,644	$39,064
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(12,046,586)	$(3,856,692)	$3,974,117	$1,147,547	$5,430,047	$2,065,391	$(8,398,073)	$(2,774,052)	$9,598,756	$3,794,641
Compensation Actually Paid (as calculated)	$(1,089,135)	$194,303	$14,347,166	$5,339,504	$14,633,603	$4,897,510	$723,966	$(28,840)	$18,874,181	$6,876,239

(3)
Reflects cumulative TSR of the NASDAQ Biotechnology Index.

Company Selected Measure Name	Company Selected
Named Executive Officers, Footnote
(1)
Our PEO and Other NEOs for each of these fiscal years are shown below.

Fiscal Year	PEO	Other NEOs
2024	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend
2023	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend
2022	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend
2021	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend
2020	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend

Peer Group Issuers, Footnote	(3) Reflects cumulative TSR of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 10,957,451	$ 10,373,049	$ 9,203,556	$ 9,122,039	$ 9,275,425
PEO Actually Paid Compensation Amount	$ (1,089,135)	14,347,166	14,633,603	723,966	18,874,181
Adjustment To PEO Compensation, Footnote
(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2024		2023		2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs			PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$10,957,451	$4,050,994	$10,373,049	$4,191,957	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(9,567,600)	$(3,207,909)	$(8,936,692)	$(3,357,184)	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$4,362,835	$1,462,809	$10,274,384	$3,903,250	$12,561,312	$3,928,114	$5,705,790	$1,711,737	$9,954,808	$3,547,574
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(6,229,226)	$(1,953,092)	$1,685,651	$392,585	$671,612	$188,083	$(2,283,268)	$(843,118)	$7,521,274	$2,691,348
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(612,595)	$(158,500)	$950,774	$208,895	$202,065	$85,958	$(3,668,095)	$(1,502,640)	$349,644	$39,064
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(12,046,586)	$(3,856,692)	$3,974,117	$1,147,547	$5,430,047	$2,065,391	$(8,398,073)	$(2,774,052)	$9,598,756	$3,794,641
Compensation Actually Paid (as calculated)	$(1,089,135)	$194,303	$14,347,166	$5,339,504	$14,633,603	$4,897,510	$723,966	$(28,840)	$18,874,181	$6,876,239

Non-PEO NEO Average Total Compensation Amount	$ 4,050,994	4,191,957	2,832,119	2,745,212	3,081,598
Non-PEO NEO Average Compensation Actually Paid Amount	$ 194,303	5,339,504	4,897,510	(28,840)	6,876,239
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2024		2023		2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs			PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$10,957,451	$4,050,994	$10,373,049	$4,191,957	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(9,567,600)	$(3,207,909)	$(8,936,692)	$(3,357,184)	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$4,362,835	$1,462,809	$10,274,384	$3,903,250	$12,561,312	$3,928,114	$5,705,790	$1,711,737	$9,954,808	$3,547,574
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(6,229,226)	$(1,953,092)	$1,685,651	$392,585	$671,612	$188,083	$(2,283,268)	$(843,118)	$7,521,274	$2,691,348
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(612,595)	$(158,500)	$950,774	$208,895	$202,065	$85,958	$(3,668,095)	$(1,502,640)	$349,644	$39,064
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(12,046,586)	$(3,856,692)	$3,974,117	$1,147,547	$5,430,047	$2,065,391	$(8,398,073)	$(2,774,052)	$9,598,756	$3,794,641
Compensation Actually Paid (as calculated)	$(1,089,135)	$194,303	$14,347,166	$5,339,504	$14,633,603	$4,897,510	$723,966	$(28,840)	$18,874,181	$6,876,239

Compensation Actually Paid vs. Total Shareholder Return	The graph below illustrates the relationship between the CAP Amounts for our PEO and Other NEOs as compared to the TSR of our common stock for the indicated fiscal years.
Compensation Actually Paid vs. Net Income	The graph below presents the relationship between the CAP Amounts for our PEO and Other NEOs and our net loss for the indicated fiscal years.
Compensation Actually Paid vs. Company Selected Measure	The graph below presents the relationship between the CAP Amounts for our PEO and Other NEOs and our Product Revenue for the indicated fiscal years:
Total Shareholder Return Vs Peer Group	The graph below presents the relationship between our cumulative TSR and that of our peer group (NASDAQ Biotechnology Index) for the indicated fiscal years:
Tabular List, Table

The following table identifies four financial and non-financial performance measures that, in our assessment, represent the most important performance measures we used to link the CAP Amounts for our NEOs for 2023 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Product Revenue, Net as the most important of our financial performance measures used to link CAP Amounts for our executives for 2025 to Company performance.

•
Product Revenue, Net
•
Advancement of Pipeline Candidates
•
Regulatory Approvals
•
Operational Effectiveness Objectives

Total Shareholder Return Amount	$ 104.21	195.49	168.88	154.41	186.81
Peer Group Total Shareholder Return Amount	118.19	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (197,878,000)	$ (528,628,000)	$ (652,172,000)	$ (746,354,000)	$ (344,874,000)
Company Selected Measure Amount	709,954,000	366,281,000	65,092,000	15,147,000
PEO Name	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.
Non Peo Name	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend	Timothy Sullivan, Caroline Baumal M.D., David Watson, Adam Townsend	Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue, Net
Measure:: 2
Pay vs Performance Disclosure
Name	Advancement of Pipeline Candidates
Measure:: 3
Pay vs Performance Disclosure
Name	Regulatory Approvals
Measure:: 4
Pay vs Performance Disclosure
Name	Operational Effectiveness Objectives
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,046,586)	$ 3,974,117	$ 5,430,047	$ (8,398,073)	$ 9,598,756
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,567,600)	(8,936,692)	(8,004,942)	(8,152,500)	(8,226,969)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,362,835	10,274,384	12,561,312	5,705,790	9,954,808
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,229,226)	1,685,651	671,612	(2,283,268)	7,521,274
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(612,595)	950,774	202,065	(3,668,095)	349,644
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,856,692)	1,147,547	2,065,391	(2,774,052)	3,794,641
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,207,909)	(3,357,184)	(2,136,764)	(2,140,032)	(2,483,345)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,462,809	3,903,250	3,928,114	1,711,737	3,547,574
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,953,092)	392,585	188,083	(843,118)	2,691,348
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (158,500)	$ 208,895	$ 85,958	$ (1,502,640)	$ 39,064